Note 8 - Commitments and Contingencies (Details Textual) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 600.1
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	199.9
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	172.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	103.1
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	51.7
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Five	50.5
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due Thereafter	$ 22.5
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	6
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 553.4
Payments Related to Shipyard Installments for Construction of Vessels	55.7
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	54.5
Construction of Vessel, Future Minimum Payments Due in Two Years	269.6
Construction of Vessel, Future Minimum Payments Due in Three Years	$ 155.6